Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalent
Schedule of cash and cash equivalents

	At December 31,
	2021	2020
Cash to be deposited	356	310
Cash at banks	336,546	213,306
Time deposits	9,250	19,509
Other cash equivalents	29,631	47,906
	375,783	281,031